Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

May 31, 2021

PHR-QTLY-0721
1.802187.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 13.2%
Biotechnology - 13.2%
Acceleron Pharma, Inc. (a)	59,600	$7,801,044
Agios Pharmaceuticals, Inc. (a)	110,300	6,152,534
Amgen, Inc.	65,700	15,632,658
Argenx SE (a)	17,400	4,860,624
Argenx SE ADR (a)	11,000	3,068,890
Ascendis Pharma A/S sponsored ADR (a)	51,300	6,893,694
BioNTech SE ADR (a)(b)	6,448	1,315,392
Blueprint Medicines Corp. (a)	79,000	7,216,650
Galapagos Genomics NV sponsored ADR (a)	36,900	2,809,566
Generation Bio Co. (b)	37,876	1,297,632
Innovent Biologics, Inc. (a)(c)	279,500	3,223,241
Kalvista Pharmaceuticals, Inc. (a)	99,000	2,673,000
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	362,503
Mersana Therapeutics, Inc. (a)	142,000	2,033,440
PTC Therapeutics, Inc. (a)	136,600	5,364,282
Springworks Therapeutics, Inc. (a)	44,300	3,612,222
Synlogic, Inc. (a)	520,800	1,947,792
TG Therapeutics, Inc. (a)	41,900	1,461,053
Translate Bio, Inc. (a)	267,600	4,819,476
uniQure B.V. (a)	170,500	5,921,465
Vertex Pharmaceuticals, Inc. (a)	94,000	19,611,220
Xencor, Inc. (a)	49,568	1,906,385
XOMA Corp. (a)	53,300	1,570,751
		111,555,514
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	3,333	42,796
Health Care Equipment & Supplies - 2.3%
Health Care Equipment - 2.3%
Boston Scientific Corp. (a)	452,100	19,236,855
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
Guardant Health, Inc. (a)	25,500	3,165,060
Life Sciences Tools & Services - 1.5%
Life Sciences Tools & Services - 1.5%
Bruker Corp.	116,900	8,117,536
Sartorius Stedim Biotech	9,400	4,078,475
		12,196,011
Pharmaceuticals - 79.7%
Pharmaceuticals - 79.7%
AstraZeneca PLC sponsored ADR (b)	1,770,400	100,505,609
Axsome Therapeutics, Inc. (a)(b)	43,400	2,634,814
Bausch Health Cos., Inc. (Canada) (a)	322,600	10,371,908
Bristol-Myers Squibb Co.	1,168,480	76,792,506
Catalent, Inc. (a)	75,400	7,904,182
Elanco Animal Health, Inc. (a)	172,400	6,202,952
Eli Lilly & Co.	392,061	78,310,264
Harmony Biosciences Holdings, Inc. (a)	68,614	2,192,903
Harmony Biosciences Holdings, Inc. (c)	4,463	142,637
Horizon Therapeutics PLC (a)	244,200	22,383,372
Intra-Cellular Therapies, Inc. (a)	107,000	4,216,870
Johnson & Johnson	243,250	41,170,063
Merck & Co., Inc.	523,336	39,715,969
Nektar Therapeutics (a)(b)	368,233	6,653,970
Novartis AG sponsored ADR	425,096	37,569,984
Perrigo Co. PLC	73,800	3,405,132
Reata Pharmaceuticals, Inc. (a)(b)	55,300	7,561,722
Richter Gedeon PLC	157,700	4,404,193
Roche Holding AG (participation certificate)	172,096	60,242,491
Royalty Pharma PLC (b)	328,300	13,171,396
Sanofi SA sponsored ADR	1,524,322	81,444,524
UCB SA	261,200	24,564,289
Zoetis, Inc. Class A	225,200	39,788,336
Zogenix, Inc. (a)	800	14,040
		671,364,126
TOTAL COMMON STOCKS
(Cost $551,776,169)		817,560,362

Convertible Preferred Stocks - 0.9%
Biotechnology - 0.7%
Biotechnology - 0.7%
23andMe, Inc. Series F1 (d)	172,911	3,486,270
ValenzaBio, Inc. Series A (d)(e)	224,708	1,999,998
		5,486,268
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Paragon Biosciences Emalex Capital, Inc. Series C (d)(e)	158,879	1,700,005
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(e)	200	131,038
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (d)(e)	5,900	132,573
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,914,952)		7,449,884

Money Market Funds - 17.1%
Fidelity Cash Central Fund 0.03% (f)	15,513,381	15,516,483
Fidelity Securities Lending Cash Central Fund 0.03% (f)(g)	128,546,153	128,559,008
TOTAL MONEY MARKET FUNDS
(Cost $144,075,491)		144,075,491
TOTAL INVESTMENT IN SECURITIES - 115.1%
(Cost $702,766,612)		969,085,737
NET OTHER ASSETS (LIABILITIES) - (15.1)%		(126,780,941)
NET ASSETS - 100%		$842,304,796

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,365,878 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,449,884 or 0.9% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F1	12/9/20	$3,000,006
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$82,370
Evozyne LLC Series A	4/9/21	$132,573
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,700,005
ValenzaBio, Inc. Series A	3/25/21	$1,999,998

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$613
Fidelity Securities Lending Cash Central Fund	70,677
Total	$71,290

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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